WARRANTS - Additional Information (Details)							3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 16, 2025 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) shares	Feb. 17, 2025 shares	May 01, 2024 USD ($)	Nov. 13, 2023 USD ($) Days $ / shares shares	Jun. 16, 2023 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2025 shares	Dec. 12, 2023 $ / shares	Jun. 12, 2023 shares	Jan. 31, 2023 $ / shares shares
Warrants
Warrants additional paid in capital						$ 2,511,759							$ 2,351,414
Exercise price of warrants | $ / shares													$ 11.5
Common stock, par value (in dollars per share) | $ / shares							$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Warrants additional paid in capital						$ 2,511,759
Incremental fair value of warrants							$ 1,392,598		$ (369,674)	$ 1,282,284	$ (2,156,186)	$ (2,109,904)	$ (1,766,513)
Amount from issued pre-funded warrants											2,139,866	2,180,522
Equity classified warrants							35,376,521			35,376,521		$ 1,192,218	$ 335,210
Loss on issuance of warrants							$ (8,756,303)		$ (0)	$ (8,756,303)	$ (0)
Common stock, shares issued | shares							208,586,879			208,586,879		20,274,238	922,362				783,098
Liqueous Settlement Agreement [Member]
Warrants
Loss on settlement of pre-funded warrants		$ 2,026,380
Incremental fair value of warrants		1,050,000
Equity classified warrants		$ 665,410
Outstanding pre-funded warrants issued | shares		3,647,416
Remaining outstanding pre-funded warrants issued | shares		171,706
Issuance of pre-funded warrants exercisable into common stock | shares		9,360,888
Liqueous Settlement Agreement [Member] | March 2025 Pre-Funded Warrants [Member]
Warrants
Outstanding pre-funded warrants issued | shares								3,647,416
Pre-Funded Warrant Purchase Program [Member]
Warrants
Warrants issued | shares												837,116
Maximum purchase price of pre-funded warrants				$ 15,000,000
Purchase price equal percentage				150.00%
Pre-funded warrant purchase price exercisable period				5 years
Purchase price per share minimum percentage of closing price per share on day immediately preceding date of purchase				110.00%
Effective direct or indirect discount to market price percentage				30.00%
Amount from issued pre-funded warrants												$ 2,139,866
Warrants exercised during the period | shares												0
Maximum | Pre-Funded Warrant Purchase Program [Member]
Warrants
Percentage common stock exercise price												140.00%
Minimum | Pre-Funded Warrant Purchase Program [Member]
Warrants
Percentage common stock exercise price												125.00%
Common Stock [Member]
Warrants
Share issued price | $ / shares																	$ 400
Common stock deemed value per share | $ / shares																	$ 400
Common Stock [Member] | Liqueous Settlement Agreement [Member] | March 2025 Pre-Funded Warrants [Member]
Warrants
Issuance of pre-funded warrants exercisable into common stock | shares			3,647,416
Junior Notes not Repaid Nine Months after Issuance [Member]
Warrants
Warrants issued | shares												309,315
Public Warrants [Member]
Warrants
Class of warrant or right outstanding | shares							16,710,785			16,710,785		417,770					16,710,785
Warrants exercisable term after the completion of a business combination										30 days		30 days
Warrants and rights outstanding term							5 years			5 years		5 years
Share issued price | $ / shares															$ 460
Common stock deemed value per share | $ / shares															$ 460
Public Warrants [Member] | Common Stock [Member]
Warrants
Exercise price of warrants | $ / shares							$ 460			$ 460		$ 460
Public Warrants [Member] | Redemption of Warrants When Price Per Share of Common Stock Equals or Exceeds $10.00 [Member]
Warrants
Threshold number of trading days before sending notice of redemption to warrant holders												3 days
Public Warrants [Member] | Redemption of Warrants When Price Per Share of Common Stock Equals or Exceeds 400.00 [Member]
Warrants
Redemption price per warrant (in dollars per share) | $ / shares										$ 16		$ 16
Minimum threshold written notice period for redemption of public warrants										30 days		30 days
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares										$ 400		$ 400
Threshold trading days for redemption of warrants										20 days		20 days
Threshold consecutive trading days for redemption of warrants										30 days		30 days
Threshold number of trading days before sending notice of redemption to warrant holders										3 days
Public Warrants [Member] | Redemption of Warrants When Price Per Share of Common Stock Equals or Exceeds 720.00 [Member]
Warrants
Redemption price per warrant (in dollars per share) | $ / shares										$ 0.4		$ 0.4
Minimum threshold written notice period for redemption of public warrants										30 days		30 days
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares										$ 720		$ 720
Threshold trading days for redemption of warrants										20 days		20 days
Threshold consecutive trading days for redemption of warrants										30 days		30 days
Threshold number of trading days before sending notice of redemption to warrant holders										3 days		3 days
Public Warrants [Member] | Redemption of Warrants When Price Per Share of Common Stock Is Less Than $720.00 [Member]
Warrants
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares												$ 720
Threshold trading days for redemption of warrants												20 days
Threshold consecutive trading days for redemption of warrants												30 days
Junior Note Warrants [Member]
Warrants
Warrants to purchase company common stock | shares					550,000
Warrants expire date					Dec. 06, 2028
Proceeds from issuance of private placement					$ 5,500,000
Sale price of warrants | $ / shares					$ 5
Warrants expire date					Dec. 06, 2028
Junior Note Warrants [Member] | Junior Notes not Repaid Six Months after Issuance [Member]
Warrants
Percentag of cash exercise price equal to volume weighted average price					120.00%
Percentage of additional warrants on principal					25.00%
Common stock trading days immediately prior to issuance | Days					10
Percentage of additional warrants on principal					25.00%
Common stock trading days immediately prior to issuance | Days					10
Junior Note Warrants [Member] | Junior Notes not Repaid Nine Months after Issuance [Member]
Warrants
Percentag of cash exercise price equal to volume weighted average price					120.00%
Percentage of additional warrants on principal					25.00%
Common stock trading days immediately prior to issuance | Days					10
Percentage of additional warrants on principal					25.00%
Common stock trading days immediately prior to issuance | Days					10
Senior Note Warrants [Member]
Warrants
Warrants to purchase company common stock | shares						47,238										287,972
Warrants expire date						Jun. 23, 2028
Proceeds from issuance of private placement						$ 9,225,000
Aggregate fair value of warrants						$ 3,401,366
Sale price of warrants | $ / shares						$ 41.2
Warrants expire date						Jun. 23, 2028
August 2024 Warrants Issued with Junior Notes [Member]
Warrants
Class of warrant or right outstanding | shares							19,892			19,892		19,892
Equity classified warrants							$ 19,892			$ 19,892		$ 19,892
Debt issuance costs							40,657			40,657		40,657
Deferred financing costs							$ 40,657			$ 40,657		$ 40,657
August 2024 Warrants Issued with Junior Notes [Member] | Maximum
Warrants
Sale price of warrants | $ / shares							$ 3.18			$ 3.18		$ 3.18
August 2024 Warrants Issued with Junior Notes [Member] | Minimum
Warrants
Sale price of warrants | $ / shares							$ 2.18			$ 2.18		$ 2.18
Pre-Funded Warrants [Member] |
Warrants
Warrants additional paid in capital		$ 3,075,444
Equity classified warrants												$ 837,116
Pre-Funded Warrants [Member] | | Liqueous Settlement Agreement [Member]
Warrants
Class of warrant or right outstanding | shares		9,360,888
Offering Common Stock Warrants [Member]
Warrants
Warrants to purchase company common stock | shares	126,050,417
Warrants issued | shares							3,361,443			3,361,443
Amount from issued pre-funded warrants	$ 20,747,899
Sale price of warrants | $ / shares	$ 0.1714
Net proceeds received from the Offering	$ 10,744,346
Loss on issuance of warrants							$ 8,756,303			$ 8,756,303
Warrants exercised | shares							2,596,185			2,596,185
Increase to equity exercises							$ 496,714			$ 496,714
Offering Common Stock Warrants [Member] | Subsequent Event
Warrants
Common stock, shares issued | shares														122,688,974
Cashless exercise of Warrants | shares														121,570,710
Offering Pre-Funded Warrants [Member]
Warrants
Warrants to purchase company common stock | shares	51,660,075
Warrants issued | shares							19,986,000			19,986,000
Equity classified warrants							$ 31,660,075			$ 31,660,075
Issuance of pre-funded warrants exercisable into common stock | shares							20,000,000			20,000,000
Sale price of warrants | $ / shares	$ 0.0001
Offering Pre-Funded Warrants [Member] | Subsequent Event
Warrants
Common stock, shares issued | shares														31,637,913
Cashless exercise of Warrants | shares														31,660,075
Offering Placement Agent Warrants [Member]
Warrants
Warrants to purchase company common stock | shares	3,361,344
Warrants expire date	Sep. 16, 2030
Warrants and rights outstanding term	5 years
Amount from issued pre-funded warrants	$ 417,815
Equity classified warrants							$ 3,361,344			$ 3,361,344
Sale price of warrants | $ / shares	$ 0.1785
Beginning date of warrants exercisable	Mar. 16, 2026
Warrants expire date	Sep. 16, 2030